Loan From Third Party (Tables)	12 Months Ended
Dec. 31, 2020
Loan From Third Party [Abstract]
Summary of Loan from Third Party
	December 31,
	2019	2020
Loan from third party	$3,019,863	$3,193,610
	$3,019,863	$3,193,610